SHARE-BASED PAYMENT - Schedule of share-based compensation expenses relating to options and restricted shares granted (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENT
Share-based compensation expenses	$ 851	$ 1,214	$ 1,030
Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses			231
General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	851	1,145	773
Service development expenses
SHARE-BASED PAYMENT
Share-based compensation expenses		69	26
Employees
SHARE-BASED PAYMENT
Share-based compensation expenses	818	1,205	922
Employees | Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses			231
Employees | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	818	1,136	665
Employees | Service development expenses
SHARE-BASED PAYMENT
Share-based compensation expenses		69	26
Nonemployees | Directors
SHARE-BASED PAYMENT
Share-based compensation expenses	33	9	52
Nonemployees | Directors | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	$ 33	$ 9	52
Nonemployees | Consultants
SHARE-BASED PAYMENT
Share-based compensation expenses			56
Nonemployees | Consultants | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses			$ 56